Fair value measurements - Additional information (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Valuation techniques by major class of financial instrument
Amount of discount or liquidity adjustment in inactive markets
Valuation adjustment to reflect own creditworthiness		7	10
Investment in the common stock at fair value through election of the fair value option
Gains (losses) from changes in fair value of the financial liabilities for which the fair value option was elected, attributable to the change in creditworthiness		4	15	¥ 23
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of loans and receivables, more (less) than the principal balance of such loans and receivables		0	0
Differences between the fair value of the aggregate unpaid principal balance (which is contractually principally protected) of long-term borrowings more (less) than the principal balance of such long-term borrowings		¥ 58	¥ 41
Concentrations of credit risk, percentage		16.00%	15.00%
Amount of impairment losses within Non-interest expenses-Other				2
Carrying amount of certain listed equity method investments, whichi are recognized impairment losses				¥ 3
Ashikaga Holdings Co., Ltd. [Member]
Investment in the common stock at fair value through election of the fair value option
Percentage of common stock				36.90%
American Century Companies, Inc. [Member]
Investment in the common stock at fair value through election of the fair value option
Percentage of economic interest		40.14%	39.70%
Recurring | Financial assets (excluding derivative assets) [Member]
Transfers between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		¥ 91	¥ 464
Transfer from Level 2 to Level 1, Assets		355	550
Recurring | Trading assets and private equity investments [Member] | Equities [Member]
Transfers between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		77	423
Transfer from Level 2 to Level 1, Assets		336	387
Recurring | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Transfers between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets		10	40
Transfer from Level 2 to Level 1, Assets		15	13
Recurring | Other [Member]
Transfers between Level 1 and Level 2
Transfer from Level 2 to Level 1, Assets			143
Recurring | Trading liabilities [Member] | Short sales of equities [Member]
Transfers between Level 1 and Level 2
Transfer from Level 1 to Level 2, Liabilities		59	452
Transfer from Level 2 to Level 1, Liabilities		45	341
Recurring | Trading liabilities [Member] | Short sales of Investment trust funds and other [Member]
Transfers between Level 1 and Level 2
Transfer from Level 1 to Level 2, Assets			14
Recurring | Other liabilities [Member]
Transfers between Level 1 and Level 2
Transfer from Level 2 to Level 1, Liabilities			141
Recurring | Financial liabilities (excluding derivative liabilities) [Member]
Transfers between Level 1 and Level 2
Transfer from Level 1 to Level 2, Liabilities		60	466
Transfer from Level 2 to Level 1, Liabilities		48	483
Recurring | Level 3 [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	76	78
Transfers out of Level 3, liabilities	[1]	167	134
Transfers into Level 3, Assets	[1]	99	125
Transfers into Level 3, Liabilities	[1]	58	143
Recurring | Level 3 [Member] | Financial assets (excluding derivative assets) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets		43	62
Transfers into Level 3, Assets		101	118
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	37	47
Transfers into Level 3, Assets	[1]	62	92
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	7	7
Transfers into Level 3, Assets	[1]	8	9
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Private equity investments [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	4	1
Transfers into Level 3, Assets	[1]	0
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Japanese agency and municipal securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]
Transfers into Level 3, Assets	[1]		0
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Foreign government, agency and municipal securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	1	4
Transfers into Level 3, Assets	[1]	8	5
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	17	27
Transfers into Level 3, Assets	[1]	33	62
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	2	0
Transfers into Level 3, Assets	[1]		0
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]		1
Transfers into Level 3, Assets	[1]		0
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Real estate-backed securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]
Transfers into Level 3, Assets	[1]
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	6	7
Transfers into Level 3, Assets	[1]	11	16
Recurring | Level 3 [Member] | Trading assets and private equity investments [Member] | Investment trust funds and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	0	0
Transfers into Level 3, Assets	[1]	2	0
Recurring | Level 3 [Member] | Equity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	0	11
Transfers into Level 3, Assets	[1],[2]	5	22
Recurring | Level 3 [Member] | Interest rate contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	34	9
Transfers into Level 3, Assets	[1],[2]	(5)	(15)
Recurring | Level 3 [Member] | Credit contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	0	0
Transfers into Level 3, Assets	[1],[2]	(4)	(4)
Recurring | Level 3 [Member] | Foreign exchange contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	(1)	(4)
Transfers into Level 3, Assets	[1],[2]	2	4
Recurring | Level 3 [Member] | Commodity contracts [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]
Transfers into Level 3, Assets	[1],[2]
Recurring | Level 3 [Member] | Derivatives, net [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1],[2]	33	16
Transfers into Level 3, Assets	[1],[2]	(2)	7
Recurring | Level 3 [Member] | Loans and receivables [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	6	5
Transfers into Level 3, Assets	[1]	39	14
Recognized losses when the transfer into Level 3 occurred		14
Recurring | Level 3 [Member] | Non-trading debt securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]
Transfers into Level 3, Assets	[1]
Recurring | Level 3 [Member] | Other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, assets	[1]	0	10
Transfers into Level 3, Assets	[1]	0	7
Recurring | Level 3 [Member] | Trading liabilities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	3	5
Transfers into Level 3, Liabilities	[1]	1	3
Recurring | Level 3 [Member] | Trading liabilities [Member] | Equities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	3	3
Transfers into Level 3, Liabilities	[1]	1	3
Recurring | Level 3 [Member] | Trading liabilities [Member] | Bank and corporate debt securities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	0	2
Transfers into Level 3, Liabilities	[1]	0	0
Recurring | Level 3 [Member] | Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]		0
Transfers into Level 3, Liabilities	[1]
Recurring | Level 3 [Member] | Trading liabilities [Member] | Investment trust funds and other [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	0	0
Transfers into Level 3, Liabilities	[1]	0
Recurring | Level 3 [Member] | Short-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	37	4
Transfers into Level 3, Liabilities	[1]	1	7
Recurring | Level 3 [Member] | Payables and deposits [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]		0
Transfers into Level 3, Liabilities	[1]
Recurring | Level 3 [Member] | Long-term borrowings [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	127	125
Transfers into Level 3, Liabilities	[1]	56	132
Recurring | Level 3 [Member] | Other liabilities [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities	[1]	0	0
Transfers into Level 3, Liabilities	[1]	0	1
Recurring | Level 3 [Member] | Financial liabilities (excluding derivative liabilities) [Member]
Transfers out of / into Level 3
Transfers out of Level 3, liabilities		167	134
Transfers into Level 3, Liabilities		¥ 58	¥ 143

[1]	If financial instruments move from Level 3 to another Level or move from another Level to Level 3, the amount reported in Transfers into Level 3 and Transfers out of Level 3 is the fair value as of the beginning of the quarter during which the movement occurs. Therefore if financial instruments move from another Level to Level 3, all gains/ (losses) during the quarter are included in the table and if financial instruments move from Level 3 to another Level, all gains/ (losses) during the quarter are excluded from the table.
[2]	Each derivative classification includes derivatives with multiple risk underlyings. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government debt securities.